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ALEXANDER C. KARAMPATSOS alexander.karampatsos@dechert.com +1 202 261 3402 Direct +1 617 275 8365 Fax

January 29, 2021

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs Variable Insurance Trust (“Registrant”)

File Nos. 333-35883 and 811-08361

Post-Effective Amendment No. 72

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 72 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 73 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is being made for the purpose of (i) changing the investment objective of the Goldman Sachs Core Fixed Income Fund; (ii) incorporating disclosure relating to the use of reverse repurchase agreements and to-be-announced agreements in the principal investment strategy and principal risks for the Goldman Sachs Core Fixed Income Fund; and (iii) changing the diversification status of the Goldman Sachs Strategic Growth Fund from “diversified” to “non-diversified”, eliminating a related fundamental investment restriction, and incorporating related disclosure changes to the principal risks and principal investment strategy, which could be construed as material and have not been reviewed by the Staff of the U.S. Securities and Exchange Commission previously.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 202.261.3402.

January 29, 2021 Page 2

Very truly yours,

/s/ Alexander C. Karampatsos
Alexander C. Karampatsos